Administrative Expenses (Details)	Dec. 31, 2020
Land Based Employees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	396
Seafarers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	565
Asuncion | Land Based Employees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	28
San Antonio | Land Based Employees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	49
Buenos Aires | Land Based Employees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	99
Montevideo | Land Based Employees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	6
Uruguay | Land Based Employees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	203
Corumba | Land Based Employees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of employees	11